Income tax expense - Summary of deferred tax assets and liabilities presented on a gross basis prior to any offsetting (Parenthetical) (Details) ₩ in Millions	Dec. 31, 2023 KRW (₩)
Changes in deferred tax liability (asset) [abstract]
Unrecognized tax benefits loss	₩ 30,590